Transaction Costs (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012
Business Acquisition [Line Items]
Total transaction costs	$ 2,092
General and Administrative Expense [Member]
Business Acquisition [Line Items]
Total transaction costs	2,092
General and Administrative Expense [Member] | Discontinued Operations [Member]
Business Acquisition [Line Items]
Total transaction costs	1,823
General and Administrative Expense [Member] | High Density Polyethylene (HDPE) Quality [Member]
Business Acquisition [Line Items]
Total transaction costs	187
General and Administrative Expense [Member] | Corkery [Member]
Business Acquisition [Line Items]
Total transaction costs	$ 82